PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)		Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Prepaid Expense And Other Receivables [Line Items]
Prepaid expenses and sundry receivables		$ 6,242	$ 18,172	$ 11,700
Prepaid insurance		126,771	40,630	0
IRAP Grant receivable	[1]			63,300
Investment tax credit receivable	[2]			408,506
Sales taxes receivable	[3]	25,406	22,328	22,281
Prepaid Expense and Other Assets		$ 158,419	$ 81,130	$ 505,787

[1]	Industrial Research Assistance Program (“IRAP”) grant receivable is the value of claim receivable from the Government of Canada for recovery of eligible expenditures. The grant proceeds are recognized as ‘Other Income’ in the statements of operations and comprehensive loss, when received.
[2]	Investment tax credit receivable is the estimated Scientific Research and Experimental Development (“SR&ED”) claim receivable from the Government of Canada for input tax credits that are granted on qualifying SR&ED expenditures. The recovery, which was received in November 2014, is recognized as ‘Other Income’ in the statements of operations and comprehensive loss.
[3]	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.